Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 19. Commitments and Contingencies

The Company may be involved in certain legal proceedings, claims, and other disputes arising from the commercial operations, projects, employees, and other matters which, in general, are subject to uncertainties and in which the outcomes are not predictable. The Company determines whether an estimated loss from a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. Although the outcomes of these legal proceedings cannot be predicted, the Company does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations, or liquidity.

In August 2024, the Company engaged in contractual agreements with two external service providers, pertaining to the planning and design of two new facilities designated for manufacturing operations, which incurs a payment obligation of $17,208.